Related Party Transactions - Compensation of key management personnel (Details) - Key management personnel - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Short-term employee benefits(1)	$ 18	$ 17
Stock-based compensation(2)	26	33
Key management personnel compensation	$ 44	$ 50